[SUTHERLAND ASBILL & BRENNAN LLP]


W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sablaw.com

                                January 25, 2008


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:   Exchange Traded Spreads Trust

Commissioners:

      On behalf of the Exchange Traded Spreads Trust (the "Trust"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the "1933 Act"), the Investment Company Act of 1940 (the "1940 Act"), and Rule 101(a) of Regulation S-T, a conformed electronic format copy of a Form N-1A registration statement, including exhibits, relating to the registration of the Trust under the 1940 Act and the registration of an indefinite amount of shares of beneficial interest in the Trust under the 1933 Act pursuant to Rule 24f-2 under the 1940 Act.

      A Notification of Registration for the Trust on Form N-8A is being filed concurrently with this registration statement. In addition, an application seeking exemptions from Sections 2(a)(32), 5(a)(1), 17(a)(1), 17(a)(2), 22(d)
and 24(d) of the 1940 Act and Rule 22c-1 under the 1940 Act to allow the Trust's series to operate as exchange-traded funds, and from Sections 12(d)(1)(A) and 12(d)(1)(B) to allow other investment companies to invest in shares of the Trust's series in excess of the limits of such sections, will be filed shortly with the Commission.

      Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

U.S. Securities and Exchange Commission
January 25, 2008
Page 2


      If you have any questions about these filings, please call the undersigned at (202) 383-0590, or Eric Freed at (212) 389-5055.

                                          Sincerely,

                                          /s/ W. Thomas Conner

                                          W. Thomas Conner

cc:   Stephen C. Rogers
      Matthew T. Clark
      Eric Freed

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